Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: February 11, 2026

Payment Date	2/17/2026
Collection Period Start	1/1/2026
Collection Period End	1/31/2026
Interest Period Start	1/15/2026
Interest Period End	2/16/2026

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$21,045,323.60	$20,469,925.86	$575,397.74	0.000868	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$228,735,323.60	$20,469,925.86	$208,265,397.74

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$244,589,895.94	$222,999,231.04	0.110079
YSOC Amount	$11,106,878.28	$9,986,139.24
Adjusted Pool Balance	$233,483,017.66	$213,013,091.80
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$21,045,323.60	3.17000%	30/360	$55,594.73
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$228,735,323.60			$661,686.23

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$244,589,895.94	$222,999,231.04
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$233,483,017.66	$213,013,091.80
Number of Receivables Outstanding	35,870	34,413
Weighted Average Contract Rate	3.64%	3.65%
Weighted Average Remaining Term (months)	19.1	18.2

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$770,000.12
Principal Collections	$21,316,947.86
Liquidation Proceeds	$270,162.61
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$22,357,110.59
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$22,357,110.59

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$203,824.91	$203,824.91	$—	$—	$22,153,285.68
Interest - Class A-1 Notes	$—	$—	$—	$—	$22,153,285.68
Interest - Class A-2 Notes	$—	$—	$—	$—	$22,153,285.68
Interest - Class A-3 Notes	$55,594.73	$55,594.73	$—	$—	$22,097,690.95
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$21,680,671.28
First Allocation of Principal	$—	$—	$—	$—	$21,680,671.28
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$21,623,859.53
Second Allocation of Principal	$—	$—	$—	$—	$21,623,859.53
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$21,561,667.28
Third Allocation of Principal	$—	$—	$—	$—	$21,561,667.28
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$21,491,599.45
Fourth Allocation of Principal	$15,722,231.80	$15,722,231.80	$—	$—	$5,769,367.65
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,769,367.65
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,021,673.59
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,021,673.59
Remaining Funds to Certificates	$1,021,673.59	$1,021,673.59	$—	$—	$—
Total	$22,357,110.59	$22,357,110.59	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$11,106,878.28
Increase/(Decrease)	$(1,120,739.04)
Ending YSOC Amount	$9,986,139.24

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$233,483,017.66	$213,013,091.80
Note Balance	$228,735,323.60	$208,265,397.74
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.12%	31	$273,717.04
Liquidation Proceeds of Defaulted Receivables[2]	0.12%	248	$270,162.61
Monthly Net Losses (Liquidation Proceeds)			$3,554.43
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.30%
Second Preceding Collection Period			(0.52)%
Preceding Collection Period			(0.26)%
Current Collection Period			0.02%
Four-Month Average Net Loss Ratio			(0.12)%
Cumulative Net Losses for All Periods			$5,029,017.36
Cumulative Net Loss Ratio			0.25%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.57%	138	$1,279,614.99
60-89 Days Delinquent	0.19%	45	$420,677.43
90-119 Days Delinquent	0.05%	18	$120,591.67
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.82%	201	$1,820,884.09

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$97,461.58
Total Repossessed Inventory		15	$182,775.14

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		63	$541,269.10
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.30%
Second Preceding Collection Period			0.32%
Preceding Collection Period			0.31%
Current Collection Period			0.24%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.60	0.27%	55	0.16%